Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project

Exploration and evaluation assets relating to the Thacker Pass project were as follows:

	December 31, 2020	December 31, 2019
	$	$
Acquisition costs
Balance, beginning	3,852	3,540
Additions	490	560
Write offs	-	(248)
Total exploration and evaluation assets	4,342	3,852